Shareholders' Deficit (Details Textual)			1 Months Ended													3 Months Ended		12 Months Ended
	Jan. 11, 2016 USD ($) shares	Oct. 07, 2014 USD ($) shares	Oct. 31, 2017 USD ($) shares	May 31, 2017 USD ($) shares	Apr. 30, 2017 $ / shares	Apr. 04, 2017 USD ($) shares	Mar. 16, 2017 shares	Oct. 31, 2016 shares	Oct. 18, 2016 USD ($) $ / shares shares	Aug. 31, 2015 USD ($) shares	Jun. 30, 2015 USD ($) shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 30, 2014 USD ($) $ / shares shares	Jan. 29, 2012 USD ($) shares	Jan. 29, 2012 ILS (₪) ₪ / shares shares	Mar. 31, 2014 USD ($) shares	Mar. 31, 2014 ILS (₪) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares		Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2017 ₪ / shares	Oct. 31, 2017 ₪ / shares	Dec. 31, 2016 ILS (₪) ₪ / shares shares	Jun. 20, 2016 USD ($) shares	Mar. 31, 2015 ILS (₪)	Oct. 07, 2014 ₪ / shares	Apr. 22, 2010 ₪ / shares shares
Description of conversion basis																		For every 100 ordinary shares issued by the Company, 5.25 additional preferred shares are issued to the holder of the preferred shares.
Common Stock, Shares, Issued | shares																		70,087,141	63,577,734						63,577,734
Common Stock, Par or Stated Value Per Share | ₪ / shares																							₪ 0.01		₪ 0.01
Stock issued during period, value, new issues																		$ 562,553	$ 566,569		$ 659,485
Common stock, shares authorized | shares																		990,000,000	990,000,000						990,000,000
Preferred Stock, Shares Authorized | shares																		10,000,000	10,000,000						10,000,000
Preferred Stock, Par or Stated Value Per Share | ₪ / shares																							₪ 0.01		₪ 0.01
Proceeds from Issuance of Common Stock																		$ 562,604	$ 566,569		659,485
Share-based Compensation																		113,758	210,180		219,239
Stock Issued During Period, Value, Stock Options Exercised																		$ 226	$ 273
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																		1.00%	1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																		2 years 6 months	2 years 6 months	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																		100.00%	100.00%	[2]
Adjustment of Warrants Granted for Services																			$ (34,272)		(23,233)	$ 0
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition																			48,750
Company issued ordinary shares																		$ (1,339,633)	(403,949)		(527,510)	(587,693)
Issuance of Stock and Warrants for Services or Claims																		166,500
Fair value of warrants liability classified to equity in connection with warrants exercised during the period (see Note 8)																		297,200
Provision Amount																		30,000
Compensation expenses include research and development expenses																		$ 720,527	$ 317,907		$ 374,023
Maxim Partners LLC [Member]
Financial advisory and investment banking services fee											$ 10,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares											1,000,000
Share-based Compensation											$ 200,000
Private Placement [Member]
Stock issued during period, shares, new issues | shares																			4,518,406		3,106,000
Share price per share | $ / shares												$ 0.20
Exercise price of warrants | $ / shares												$ 0.50
Issuance of units, description												each unit consisting of: (A) 1 ordinary share par value NIS 0.01 and (B) 1 three-year warrant to purchase 1 ordinary share par value NIS 0.01
Proceeds from Issuance of Common Stock																			$ 903,681		$ 621,200
Description on warrant exercise price					The Company offered to the holders of the warrants to increase the exercise of their warrants by lowering the exercise price of the warrants from $0.5 per share to $0.4 per share until May 22, 2017.
Exercised warrants to common stock | shares				1,665,000
Exercised warrants to common stock, value				$ 666,000,000
Exercised warrants to common stock, net cash				$ 599,400,000
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares						81,432
Stock Issued During Period, Value, Stock Options Exercised						$ 226
Forfeited non-vested options | shares						228,858
Minimum [Member]
Value of capital units | ₪																											₪ 100,000
Exercise price of warrants | $ / shares					$ 0.4
Maximum [Member]
Value of capital units | ₪																									₪ 10,000,000
Exercise price of warrants | $ / shares					$ 0.5
Maximum [Member] | Private Placement [Member]
Proceeds from issuance of private placement												$ 2,000,000
Consulting Agreement [Member]
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.01
Issuance of warrants | shares									620,521
Class of warrant or right, Expiration term									18 years
Adjustment of Warrants Granted for Services																			$ 45,746
Consulting Agreement [Member] | PCG Advisory Group [Member]
Common stock, shares authorized | shares																										50,000
Share price per share | $ / shares																		$ 0.15	$ 0.15
Monthly Cash Compensation Payable																										$ 2,500
Shares to be Issued, Share Based Compensation | shares																		25,000	325,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition																		$ 3,750,000	$ 48,750
Investor [Member]
Common Stock, Par or Stated Value Per Share | ₪ / shares															₪ 0.01									₪ 0.01
Debt conversion converted instrument , shares | shares														27,000,000	27,000,000
Debt conversion converted instrument , shares														$ 160,987	₪ 600,000		₪ 200,000
Stock issued during period, value, new issues			$ 625,000,000
Stock issued during period, shares, new issues | shares			1,061,125
Investor [Member] | Share Purchase Agreement [Member]
Common Stock, Par or Stated Value Per Share | (per share)													$ 0.01															₪ 0.01
Preferred Stock [Member]
Stock based expense | shares
Conversion of stock, shares | shares							3,333,471
Stock issued during period, value, new issues
Stock issued during period, shares, new issues | shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares
Stock Issued During Period, Value, Stock Options Exercised
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition																			0
Company issued ordinary shares																			$ 9,424		$ 8,810	8,562
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures | shares																		18,379	237,276		96,195
Stock Issued During Period, Shares, Conversion of Units | shares																		(3,351,850)
Ordinary Shares of NIS 0.01[Member]
Stock based expense | shares																		350,000
Stock issued during period, value, new issues																		$ 3,015	$ 11,669		$ 62,395
Stock issued during period, shares, new issues | shares																		1,061,125	4,518,406		24,479,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares																		81,432	103,428
Stock Issued During Period, Value, Stock Options Exercised																		$ 226	$ 273
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition																			0
Company issued ordinary shares																		$ 184,961	$ 166,723		$ 154,781	$ 89,492
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures | shares																					1,000,000
Stock Issued During Period, Shares, Conversion of Units | shares																		3,351,850
Ordinary Shares of NIS 0.01[Member] | Investor [Member]
Debt conversion converted instrument , shares | shares																123,900	123,900
Debt conversion converted instrument , shares																$ 57,356
Stock issued during period, value, new issues																					$ 150,000
Ordinary Shares of NIS 0.01[Member] | Investor [Member] | Share Purchase Agreement [Member]
Stock issued during period, value, new issues		$ 350,593											$ 50,000
Stock issued during period, shares, new issues | shares		9,000,000											606,000
Common stock, shares authorized | shares																						5,746,200
Common Stock, value, subscriptions																						$ 223,840
Ordinary Shares of NIS 0.01[Member] | Investor [Member] | Share Purchase Agreement One [Member]
Stock issued during period, shares, new issues | shares										18,120,000
Proceeds from Issuance of Common Stock										$ 150,000
Warrant [Member]
Stock issued during period, shares, new issues | shares																			4,518,406		3,106,000
Exercise price of warrants | $ / shares																		$ 0.59
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares																			81,432
Stock Issued During Period, Value, Stock Options Exercised																			$ 226
Warrant [Member] | Consulting Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares								25,855	232,696
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate									0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									18 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate									67000.00%
Derivative Liability									$ 91,490
Compensation expenses include research and development expenses																		$ 41,360,000	$ 45,746,000
Mr.Zigdon [Member]
Stock based expense | shares																			237,276		96,195
Conversion of stock, shares | shares							18,379
Common Stock, Shares, Issued | shares																													3,000,000
Common Stock, Par or Stated Value Per Share | ₪ / shares																													₪ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares	103,428
Stock Issued During Period, Value, Stock Options Exercised	$ 273
Mr.Zigdon [Member] | Preferred Stock [Member]
Stock based expense | shares																			35,591		19,239

[1]	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the "simplified method" in accordance with SEC Staff Accounting Bulletin No. 110.
[2]	Due to the low trading volume of the Company's Common Stock, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company.